Subsequent events (Details) € in Millions			12 Months Ended
	Feb. 28, 2025 EUR (€) shares	Feb. 10, 2025	Dec. 31, 2024 EUR (€)
Subsequent events
Approximate consideration paid			€ (128)
Carrying amount of net assets on disposal			€ (98)
Major change in key management personnel
Subsequent events
Number of years experience, new president and CEO		25 years
Major business combination | Infinera Corporation
Subsequent events
Percentage of voting equity interests acquired	100.00%
Approximate consideration paid	€ 1,700
Carrying amount of net assets on disposal	1,100
Equity interests of acquirer	€ 600
Number of instruments or interests issued or issuable (in shares) | shares	127,434,986